CONSOLIDATED STATEMENT OF OPERATIONS - Vimeo Inc. - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue		$ 89,422	$ 56,968	$ 283,218	$ 196,015
Cost of revenue (exclusive of depreciation shown separately below)		24,956	18,358	89,077	77,665
Gross profit		64,466	38,610	194,141	118,350
Operating expenses:
Research and development expense		21,475	15,293	64,238	46,946
Sales and marketing expense		32,069	25,125	105,630	87,337
General and administrative expense		14,518	12,204	49,846	34,189
Depreciation		115	58	460	478
Amortization of intangibles		1,887	3,123	14,744	9,653
Total operating expenses		70,064	55,803	234,918	178,603
Operating loss		(5,598)	(17,193)	(40,777)	(60,253)
Interest expense-related party		(726)	(2,453)	(9,116)	(8,538)
Other income (expense), net		10,086	(59)	93	(6,441)
Earnings (loss) before income taxes		3,698	(19,705)	(49,800)	(75,232)
Income tax provision		(385)	(555)	(828)	(345)
Net earnings (loss) attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders		3,313	(20,260)	$ (50,628)	$ (75,577)
Per share information attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders:
Basic and diluted loss per share	[1]			$ (0.36)	$ (0.58)
Dividends declared per share				$ 0.22
Stock-based compensation expense by function:
Compensation expense		4,912	2,016	$ 11,665	$ 5,291
Cost of revenue
Stock-based compensation expense by function:
Compensation expense		20	4	73	13
Research and development expense
Stock-based compensation expense by function:
Compensation expense		1,720	460	2,931	1,439
Sales and marketing expense
Stock-based compensation expense by function:
Compensation expense		322	157	603	543
General and administrative expense
Stock-based compensation expense by function:
Compensation expense		$ 2,850	$ 1,395	$ 8,058	$ 3,296

[1]	Shares of Vimeo Class A Voting common stock and shares of Class B Non-Voting common stock participate in earnings on the same basis.